UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

972 West Campus Lane

Goleta, CA 93117

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

972 West Campus Lane

Goleta, CA 93117

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Annual Report

September 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank if you hold your shares through such an institution. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling 1-855-755-7550 if you hold your shares directly with Vericimetry U.S. Small Cap Value Fund, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper copies free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-755-7550 if you hold your shares directly with Vericimetry U.S. Small Cap Value Fund, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

Vericimetry Funds

TABLE OF CONTENTS
September 30, 2020

Letter to Shareholders	1
Manager’s Discussion and Analysis	2
Performance Summary	3
Schedule of Investments	4
Financial Statements	16
Financial Highlights	19
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	26
Expense Example	27
Other Information	28
Board Approval of Investment Management Agreement	29
Trustees and Officers	30

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

Letter to Shareholders

September 30, 2020 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended September 30, 2020.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to-market, price-to-earnings, price-to-sales or price-to-operating cash flow.1

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transaction costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely,

Dr. Mendel Fygenson
Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

[1]

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry Funds

Manager’s Discussion and Analysis

September 30, 2020 (Unaudited)

The following overview summarizes the results of the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the fiscal year ended on September 30, 2020. In general, the Fund seeks to deliver the long side of the small-value risk premiums in U.S. securities through a well diversified portfolio. The outcomes of this fiscal year demonstrate management’s commitment to the Fund’s mandated strategy and its stated investment philosophy. Please note that returns mentioned in the summary below, for both the Fund and for the indices, include both price appreciation/depreciation and reinvestment of dividends.

For the fiscal year ended on September 30, 2020, the Fund had negative returns, and it underperformed slightly as compared to its benchmark – the Russell 2000® Value Index (the “Benchmark”). Overall, the Fund’s fiscal-year annualized return was a negative -15.24% versus the Benchmark’s negative return of -14.88%. For most of the year, the Fund was almost fully invested and had a well-diversified portfolio, with at least 900 equity holdings.

Examining the returns of different segments of the U.S. equity markets over this fiscal year provides additional information (shown below). The broad market had a positive return, as illustrated by the Russell 3000® Index. Small cap stocks, represented by the Russell 2000® Indices had much lower returns than large cap stocks, represented by the Russell 1000® Indices. Given the Fund’s greater exposure to the smaller cap segment of the market, this size differential had a negative impact on the Fund’s returns.

Value stocks underperformed growth stocks within all sizes, as illustrated by the various Russell indices. Thus, the value differential, which the Fund seeks to deliver through a multifactor approach, had a negative impact on the Fund’s returns.

Returns for the Fiscal Year Ended September 30, 2020

Russell 1000 Growth	37.53%
Russell 3000 Growth	36.12%
Russell Microcap Growth Index	27.20%
Russell 1000	16.01%
Russell 2000 Growth	15.71%
RUSSELL 3000	15.00%
Russell Microcap Index	4.44%
Russell 2000	0.39%
Russell 1000 Value	-5.03%
Russell 3000 Value	-5.67%
Russell Microcap Value Index	-11.51%
Russell 2000 Value	-14.88%

Source: Russell Investment Group

Vericimetry Funds

Performance Summary (Unaudited)

September 30, 2020

Comparison of a Hypothetical $10,000 Investment
in the Vericimetry U.S. Small Cap Value Fund and the Russell 2000® Value Index*

Total Returns For the periods ended September 30, 2020
	One Year	Five Year	Average Annual Since Inception **
Vericimetry U.S. Small Cap Value Fund	-15.24%	1.40%	6.49%
Russell 2000® Value Index*	-14.88%	4.11%	6.92%

*

The Russell 2000 Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

**	Commencement of operations for the Vericimetry U.S. Small Cap Value Fund was December 27, 2011.

The Fund’s net expense ratio of 0.61% and gross expense ratio of 0.68% are reflective of the information disclosed in the Fund’s prospectus dated January 28, 2020 and may differ from the expense ratios disclosed in this report. The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through January 31, 2021 in order to keep the Fund’s net annual operating expenses (excluding certain non-operating expenses) from exceeding 0.60% of its average daily net assets. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-855-755-7550. Please read the Fund’s prospectus carefully before investing.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s results as shown are net of fees.

Vericimetry U.S. Small Cap Value Fund

Schedule of Investments

As of September 30, 2020

	Number of Shares	Value
COMMON STOCKS — 92.4%
BASIC MATERIALS — 5.3%
AdvanSix, Inc.*	3,890	$50,103
Alcoa Corp.*	22,085	256,849
Allegheny Technologies, Inc.*	16,195	141,220
American Vanguard Corp.	7,890	103,675
Arconic Corp.*	2,110	40,196
Carpenter Technology Corp.	10,740	195,038
Century Aluminum Co.*	4,970	35,386
Ciner Resources LP	1,580	19,766
Clearwater Paper Corp.*	2,085	79,105
Cleveland-Cliffs, Inc.	12,260	78,709
Coeur Mining, Inc.*	34,800	256,824
Commercial Metals Co.	37,690	753,046
Contura Energy, Inc.*	4,280	31,330
Domtar Corp.	14,810	389,059
Element Solutions, Inc.*	61,660	648,047
Ferro Corp.*	790	9,796
Friedman Industries, Inc.	2,500	14,500
H.B. Fuller Co.	1,610	73,706
Hawkins, Inc.	290	13,369
Hecla Mining Co.	110,038	558,993
Huntsman Corp.	900	19,989
Innospec, Inc.	460	29,127
Kaiser Aluminum Corp.	1,363	73,043
Koppers Holdings, Inc.*	1,570	32,829
Kraton Corp.*	9,910	176,596
Kronos Worldwide, Inc.	1,990	25,591
Livent Corp.*	9,880	88,624
Mercer International, Inc.	13,180	86,988
Minerals Technologies, Inc.	3,200	163,520
Nexa Resources S.A.	2,060	10,897
Novagold Resources, Inc.*	2,150	25,564
Oil-Dri Corp. of America	620	22,177
Olin Corp.	18,480	228,782
Orion Engineered Carbons S.A.	830	10,383
P H Glatfelter Co.*,[1]	11,417	157,212
Rayonier Advanced Materials, Inc.*	3,940	12,608
Reliance Steel & Aluminum Co.	1,220	124,489
Resolute Forest Products, Inc.*	10,450	46,816
Schnitzer Steel Industries, Inc. - Class A	4,790	92,112
Schweitzer-Mauduit International, Inc.	1,900	57,741
Stepan Co.	2,550	277,950
Tronox Holdings PLC	11,040	86,885
United States Steel Corp.	17,560	128,890
Universal Stainless & Alloy Products, Inc.*	1,700	9,333
Valvoline, Inc.	1,270	24,181

	Number of Shares	Value
COMMON STOCKS (Continued)
BASIC MATERIALS (Continued)
Verso Corp. - Class A	4,480	$35,347
Westwater Resources, Inc.*	5,580	14,006
		5,810,397
COMMUNICATIONS — 2.8%
ADTRAN, Inc.	2,090	21,433
ATN International, Inc.	3,789	189,980
AutoWeb, Inc.*	2,770	8,698
Cars.com, Inc.*	13,165	106,373
Consolidated Communications Holdings, Inc.*	16,230	92,349
Cumulus Media, Inc. - Class A*[1]	4,050	21,749
EchoStar Corp. - Class A*	3,210	79,897
ePlus, Inc.*	700	51,240
EW Scripps Co. - Class A	14,986	171,440
Fluent, Inc.*	4,158	10,312
Gannett Co., Inc.	21,784	28,319
GCI Liberty, Inc.*	700	57,372
Gray Television, Inc.*	23,520	323,870
Iridium Communications, Inc.*[1]	20,895	534,494
Lands’ End, Inc.*	1,600	20,848
Marchex, Inc. - Class B*	7,090	15,031
Maxar Technologies, Inc.	1,470	36,662
Meredith Corp.	5,860	76,883
NETGEAR, Inc.*	1,330	40,991
Nexstar Media Group, Inc. - Class A	280	25,180
Optical Cable Corp.*	3,680	11,371
Perficient, Inc.*	1,090	46,587
Preformed Line Products Co.	770	37,514
QuinStreet, Inc.*	3,370	53,381
RF Industries Ltd.	2,280	10,123
RigNet, Inc.*[1]	12,170	49,897
Saga Communications, Inc. - Class A	1,290	25,645
Scholastic Corp.[1]	10,700	224,593
Spark Networks S.E.*	3,060	14,963
Spok Holdings, Inc.	2,770	26,343
Stamps.com, Inc.*	250	60,238
Stitch Fix, Inc. - Class A*[1]	510	13,836
Synacor, Inc.*	12,130	18,316
TEGNA, Inc.	1,360	15,980
Telephone and Data Systems, Inc.	20,480	377,651
TESSCO Technologies, Inc.	2,100	11,277
Tribune Publishing Co.	2,000	23,320
TrueCar, Inc.*	12,930	64,650
United States Cellular Corp.*	2,740	80,912
Vonage Holdings Corp.*	2,990	30,588
World Wrestling Entertainment, Inc. - Class A1	530	21,449
		3,131,755

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2020

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL — 20.8%
Abercrombie & Fitch Co. - Class A	15,380	$214,243
Acushnet Holdings Corp.	1,600	53,776
Adient PLC*	3,185	55,196
Alaska Air Group, Inc.	1,542	56,483
American Axle & Manufacturing Holdings, Inc.*	20,620	118,977
American Eagle Outfitters, Inc.	11,680	172,981
America’s Car-Mart, Inc.*	340	28,859
Aramark[1]	500	13,225
Ark Restaurants Corp.	1,050	11,403
Asbury Automotive Group, Inc.*	1,125	109,631
At Home Group, Inc.*	6,890	102,385
AutoNation, Inc.*	7,550	399,621
Avient Corp.	740	19,580
Barnes & Noble Education, Inc.*	9,860	25,439
Bassett Furniture Industries, Inc.	4,050	55,404
BBX Capital Corp.*	2,120	28,387
Beacon Roofing Supply, Inc.*	13,760	427,523
Beazer Homes USA, Inc.*	4,340	57,288
Bed Bath & Beyond, Inc.[1]	11,420	171,072
Big 5 Sporting Goods Corp.[1]	6,020	45,030
Big Lots, Inc.[1]	4,800	214,080
BJ’s Restaurants, Inc.[1]	4,685	137,926
Bloomin’ Brands, Inc.	2,290	34,968
BlueLinx Holdings, Inc.*	1,880	40,476
BMC Stock Holdings, Inc.*	13,420	574,779
Boot Barn Holdings, Inc.*	1,400	39,396
Boyd Gaming Corp.	415	12,736
Buckle, Inc.	3,880	79,113
Caleres, Inc.	11,740	112,234
Callaway Golf Co.[1]	4,140	79,240
Cannae Holdings, Inc.*	5,210	194,125
Capri Holdings Ltd.*	3,670	66,060
Carrols Restaurant Group, Inc.*	6,390	41,216
Cato Corp. - Class A	8,220	64,280
Century Casinos, Inc.*	5,490	30,085
Century Communities, Inc.*	11,197	473,969
Cheesecake Factory, Inc.[1]	1,000	27,740
Children’s Place, Inc.	410	11,624
Choice Hotels International, Inc.	420	36,103
Chuy’s Holdings, Inc.*	1,500	29,370
Citi Trends, Inc.	2,990	74,690
Commercial Vehicle Group, Inc.*	10,310	67,324
Conn’s, Inc.*	6,270	66,337
Container Store Group, Inc.*	4,000	24,840
Cooper Tire & Rubber Co.[1]	7,490	237,433
Cooper-Standard Holdings, Inc.*	2,840	37,516

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Copa Holdings S.A. - Class A	490	$24,667
Core-Mark Holding Co., Inc.	1,560	45,131
Culp, Inc.	2,410	29,932
Daktronics, Inc.	2,900	11,484
Dana, Inc.	9,510	117,163
Dave & Buster’s Entertainment, Inc.[1]	2,950	44,722
Del Taco Restaurants, Inc.*	5,380	44,116
Delta Apparel, Inc.*	1,700	24,225
Designer Brands, Inc. - Class A	8,140	44,200
Dick’s Sporting Goods, Inc.	4,630	267,984
Dillard’s, Inc. - Class A1	2,080	75,962
Duluth Holdings, Inc. - Class B*[1]	3,400	41,548
El Pollo Loco Holdings, Inc.*	2,380	38,556
Ethan Allen Interiors, Inc.	4,990	67,565
Everi Holdings, Inc.*	9,340	77,055
Extended Stay America, Inc.	3,530	42,184
Flexsteel Industries, Inc.	1,590	38,160
Foot Locker, Inc.	2,740	90,502
Fossil Group, Inc.*	7,890	45,289
Full House Resorts, Inc.*	11,840	22,970
GameStop Corp. - Class A*[1]	12,146	123,889
Gap, Inc.	5,360	91,281
Genesco, Inc.*	2,160	46,526
Gentherm, Inc.*	1,210	49,489
G-III Apparel Group Ltd.*	15,620	204,778
GMS, Inc.*	7,710	185,811
Golden Entertainment, Inc.*	6,580	91,001
Goodyear Tire & Rubber Co.	16,750	128,473
Green Brick Partners, Inc.*	6,078	97,856
Group 1 Automotive, Inc.	5,430	479,958
Guess?, Inc.	13,240	153,849
H&E Equipment Services, Inc.	1,450	28,507
Hamilton Beach Brands Holding Co. - Class B*	2,891	56,230
Haverty Furniture Cos., Inc.	5,570	116,636
Hawaiian Holdings, Inc.	10,532	135,757
Hibbett Sports, Inc.*	2,460	96,481
Hooker Furniture Corp.	2,205	56,955
Hovnanian Enterprises, Inc. - Class A*	560	18,211
Hudson Ltd. - Class A*	6,570	49,932
IMAX Corp.*	1,970	23,561
Installed Building Products, Inc.*	360	36,630
Interface, Inc.	1,270	7,772
iRobot Corp.*[1]	1,510	114,609
JetBlue Airways Corp.*	14,860	168,364
Johnson Outdoors, Inc. - Class A	1,320	108,095
KAR Auction Services, Inc.	6,290	90,576
KB Home	3,540	135,901

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2020

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Kohl’s Corp.	1,500	$27,795
Lakeland Industries, Inc.*	1,260	24,948
La-Z-Boy, Inc.	1,930	61,046
LCI Industries	175	18,601
LGI Homes, Inc.*	410	47,630
Lifetime Brands, Inc.	3,060	28,917
Lindblad Expeditions Holdings, Inc.*	1,285	10,935
Lithia Motors, Inc. - Class A	1,760	401,174
M/I Homes, Inc.*	7,095	326,725
Macy’s, Inc.[1]	11,590	66,063
Malibu Boats, Inc. - Class A*	250	12,390
Marcus Corp.	4,170	32,234
MarineMax, Inc.*	4,310	110,638
Marriott Vacations Worldwide Corp.	3,410	309,662
MDC Holdings, Inc.	17,851	840,782
Meritage Homes Corp.*	14,990	1,654,746
Mesa Air Group, Inc.*	3,430	10,119
Methode Electronics, Inc.	540	15,390
Michaels Cos., Inc.*	7,020	67,778
Miller Industries, Inc.	2,525	77,189
Modine Manufacturing Co.*	14,522	90,763
Motorcar Parts of America, Inc.*	4,120	64,107
Movado Group, Inc.	3,230	32,106
Nautilus, Inc.*	1,630	27,971
New Home Co., Inc.*	2,130	11,587
ODP Corp.	15,330	298,168
Ollie’s Bargain Outlet Holdings, Inc.*	750	65,513
ONE Group Hospitality, Inc.*	8,680	17,360
OneSpaWorld Holdings Ltd.	4,725	30,713
Oxford Industries, Inc.	230	9,283
Party City Holdco, Inc.*[1]	11,430	29,718
PC Connection, Inc.	4,992	204,972
Penn National Gaming, Inc.*[1]	1,250	90,875
Penske Automotive Group, Inc.	10,620	506,149
Playa Hotels & Resorts N.V.*	7,870	32,975
PVH Corp.	2,170	129,419
Qurate Retail, Inc.	18,355	131,789
RCI Hospitality Holdings, Inc.	2,070	42,228
Red Lion Hotels Corp.*[1]	4,540	9,761
Red Robin Gourmet Burgers, Inc.*	3,930	51,719
Red Rock Resorts, Inc. - Class A	5,180	88,578
Resideo Technologies, Inc.*	12,520	137,720
REV Group, Inc.	7,570	59,727
RH*	580	221,920
Rocky Brands, Inc.	1,660	41,218
Rush Enterprises, Inc. - Class A	8,147	411,749
Rush Enterprises, Inc. - Class B	3,270	144,861

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Ruth’s Hospitality Group, Inc.	4,920	$54,415
ScanSource, Inc.*	3,640	72,181
Shoe Carnival, Inc.[1]	3,930	131,969
Shyft Group, Inc.	2,687	50,731
Signet Jewelers Ltd.	9,415	176,060
SkyWest, Inc.	16,505	492,839
Sonic Automotive, Inc. - Class A	4,450	178,712
Spirit Airlines, Inc.*	15,760	253,736
Sportsman’s Warehouse Holdings, Inc.*	1,900	27,189
Standard Motor Products, Inc.	1,050	46,883
Superior Group of Cos., Inc.	2,624	60,956
Tapestry, Inc.	2,450	38,294
Taylor Morrison Home Corp.*	40,983	1,007,772
Tempur Sealy International, Inc.*	140	12,487
Thor Industries, Inc.	1,530	145,748
Tilly’s, Inc. - Class A	6,650	40,100
Titan Machinery, Inc.*	6,950	91,949
Toll Brothers, Inc.	1,380	67,151
TRI Pointe Group, Inc.*	39,560	717,618
Triton International Ltd./Bermuda	18,520	753,208
Tupperware Brands Corp.*	1,460	29,434
Unifi, Inc.*	2,897	37,197
UniFirst Corp.	1,040	196,945
Univar Solutions, Inc.*	4,110	69,377
Universal Electronics, Inc.*	480	18,115
Urban Outfitters, Inc.*	9,700	201,857
Vera Bradley, Inc.*[1]	7,530	46,008
Veritiv Corp.*	2,530	32,030
Vista Outdoor, Inc.*	6,630	133,793
VOXX International Corp.*	1,620	12,458
VSE Corp.	1,500	45,960
Wabash National Corp.[1]	9,930	118,763
WESCO International, Inc.*	12,818	564,248
Winnebago Industries, Inc.	1,590	82,155
Workhorse Group, Inc.*[1]	550	13,904
World Fuel Services Corp.	23,290	493,515
Zumiez, Inc.*	7,710	214,492
		22,922,666
CONSUMER, NON-CYCLICAL — 13.1%
Aaron’s, Inc.	12,420	703,593
ABM Industries, Inc.	11,955	438,270
Acadia Healthcare Co., Inc.*[1]	16,155	476,249
ACCO Brands Corp.	29,600	171,680
Adtalem Global Education, Inc.*	12,590	308,959
Alico, Inc.	460	13,165
American Public Education, Inc.*	4,145	116,847
Andersons, Inc.	6,220	119,237

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2020

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
AngioDynamics, Inc.*	8,340	$100,580
Arlo Technologies, Inc.*	7,210	37,925
ASGN, Inc.*	730	46,399
Avanos Medical, Inc.*	1,470	48,833
AVEO Pharmaceuticals, Inc.*	4,370	25,958
Avis Budget Group, Inc.*	2,860	75,275
B&G Foods, Inc.[1]	4,590	127,464
Bridgebio Pharma, Inc.*	960	36,019
Brookdale Senior Living, Inc.*	17,440	44,298
CAI International, Inc.	4,920	135,448
Carriage Services, Inc.	2,660	59,345
CBIZ, Inc.*	14,300	327,041
Central Garden & Pet Co. - Class A*	10,170	367,544
Chefs’ Warehouse, Inc.*	2,670	38,822
Covetrus, Inc.*	7,670	187,148
CRA International, Inc.	1,830	68,570
Cross Country Healthcare, Inc.*	3,230	20,963
Cyclerion Therapeutics, Inc.*	1,400	8,512
Cymabay Therapeutics, Inc.*	2,870	20,779
Darling Ingredients, Inc.*	45,470	1,638,284
Edgewell Personal Care Co.*	2,870	80,016
Ennis, Inc.	7,740	134,986
Ensign Group, Inc.	2,810	160,339
EVERTEC, Inc.	820	28,462
Five Prime Therapeutics, Inc.*	2,520	11,844
Five Star Senior Living, Inc.*	4,850	24,589
FONAR Corp.*	1,200	25,056
Fresh Del Monte Produce, Inc.	13,180	302,086
FTI Consulting, Inc.*	5,620	595,551
Graham Holdings Co. - Class B	520	210,137
Green Dot Corp. - Class A*	1,010	51,116
Hanger, Inc.*	620	9,808
Heidrick & Struggles International, Inc.	2,820	55,413
Helen of Troy Ltd.*[1]	400	77,408
Herc Holdings, Inc.*	2,180	86,350
Hostess Brands, Inc.*	27,900	344,007
Huron Consulting Group, Inc.*	340	13,372
ICF International, Inc.	4,098	252,150
Ingles Markets, Inc. - Class A	2,690	102,328
Insperity, Inc.	770	50,427
Integer Holdings Corp.*	4,540	267,905
Intersect ENT, Inc.*	870	14,190
IVERIC bio, Inc.*	3,830	21,601
K12, Inc.*	9,720	256,025
Kelly Services, Inc. - Class A1	11,390	194,086
Korn Ferry	9,620	278,980
Landec Corp.*	2,900	28,188

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Leap Therapeutics, Inc.*	6,320	$12,514
LHC Group, Inc.*	938	199,381
Limoneira Co.	765	10,939
Macquarie Infrastructure Corp.	4,300	115,627
Magellan Health, Inc.*	8,450	640,341
Medifast, Inc.	150	24,667
MEDNAX, Inc.*	12,170	198,128
Merit Medical Systems, Inc.*	1,980	86,130
National HealthCare Corp.	1,790	111,535
Natural Alternatives International, Inc.*	1,300	9,815
Nature’s Sunshine Products, Inc.*	1,460	16,892
Organovo Holdings, Inc.*	1,490	11,786
Owens & Minor, Inc.	4,450	111,739
Patterson Cos., Inc.	12,920	311,437
PDL BioPharma, Inc.*	14,790	46,588
Performance Food Group Co.*	1,860	64,393
Personalis, Inc.*	400	8,668
Prestige Consumer Healthcare, Inc.*	9,780	356,188
Providence Service Corp.*	220	20,440
Quad/Graphics, Inc.	3,195	9,681
Quanex Building Products Corp.	9,060	167,066
Rent-A-Center, Inc.	3,570	106,707
Resources Connection, Inc.	2,090	24,139
Sanderson Farms, Inc.	240	28,313
Select Medical Holdings Corp.*	8,869	184,653
Seneca Foods Corp. - Class A*	2,220	79,321
Simply Good Foods Co.*	2,480	54,684
SP Plus Corp.*	600	10,770
SpartanNash Co.	9,830	160,720
Spectrum Brands Holdings, Inc.	4,680	267,509
StoneMor, Inc.*	24,590	23,729
Surgalign Holdings, Inc.*	2,020	3,656
Surgery Partners, Inc.*[1]	1,050	22,995
Team, Inc.*	2,170	11,935
Tejon Ranch Co.*	920	13,018
Tenet Healthcare Corp.*	410	10,049
Textainer Group Holdings Ltd.*	4,480	63,437
TherapeuticsMD, Inc.*[1]	9,620	15,200
Tivity Health, Inc.*	8,740	122,535
TreeHouse Foods, Inc.*	2,240	90,787
TriNet Group, Inc.*	250	14,830
Triple-S Management Corp. - Class B*	6,697	119,675
TrueBlue, Inc.*[1]	7,100	109,979
U.S. Foods Holding Corp.*	2,680	59,550
United Natural Foods, Inc.*	6,980	103,793
Universal Corp.	3,720	155,794
Varex Imaging Corp.*	1,000	12,720

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2020

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Vectrus, Inc.*	830	$31,540
Viad Corp.	4,980	103,733
Village Super Market, Inc. - Class A	2,070	50,943
Weis Markets, Inc.[1]	6,662	319,776
XBiotech, Inc.*[1]	1,230	23,481
		14,373,553
ENERGY — 4.5%
Adams Resources & Energy, Inc.1	1,175	23,383
Antero Resources Corp.*[1]	7,585	20,859
Apache Corp.	11,660	110,420
Archrock, Inc.	40,010	215,254
Bonanza Creek Energy, Inc.*	6,120	115,056
ChampionX Corp.*	1,550	12,385
Cimarex Energy Co.	3,420	83,209
Clean Energy Fuels Corp.*	20,030	49,674
CNX Resources Corp.*	49,370	466,053
CONSOL Energy, Inc.*	2,190	9,702
Continental Resources, Inc.[1]	1,510	18,543
CVR Energy, Inc.	1,100	13,618
Delek U.S. Holdings, Inc.	12,578	139,993
Devon Energy Corp.	7,110	67,261
Diamondback Energy, Inc.	2,310	69,577
Dril-Quip, Inc.*	845	20,922
Earthstone Energy, Inc. - Class A*	4,110	10,645
EQT Corp.	32,690	422,682
Exterran Corp.*	6,180	25,709
Flotek Industries, Inc.*[1]	16,910	45,826
FutureFuel Corp.	7,090	80,613
Green Plains, Inc.*	9,500	147,060
Helix Energy Solutions Group, Inc.*	10,760	25,932
Helmerich & Payne, Inc.	5,350	78,377
HollyFrontier Corp.	2,500	49,275
Liberty Oilfield Services, Inc. - Class A	1,320	10,547
Mammoth Energy Services, Inc.*	14,710	23,536
Marathon Oil Corp.	3,720	15,215
Matador Resources Co.*	18,310	151,241
Matrix Service Co.*	3,810	31,813
Maxeon Solar Technologies Ltd.*	680	11,533
MRC Global, Inc.*	6,530	27,948
Murphy Oil Corp.[1]	14,560	129,875
Nabors Industries Ltd.	560	13,686
NACCO Industries, Inc. - Class A	991	18,046
Natural Gas Services Group, Inc.*	3,241	27,386
Newpark Resources, Inc.*	6,770	7,109
NOW, Inc.*	11,130	50,530
Oil States International, Inc.*	2,240	6,115
Par Pacific Holdings, Inc.*	1,510	10,223

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Parsley Energy, Inc. - Class A	6,400	$59,904
Patterson-UTI Energy, Inc.	29,005	82,664
PBF Energy, Inc. - Class A	8,780	49,958
PDC Energy, Inc.*	28,004	347,110
Peabody Energy Corp.	6,170	14,191
ProPetro Holding Corp.*	4,250	17,255
Ramaco Resources, Inc.*	4,500	15,750
Range Resources Corp.	41,110	272,148
Renewable Energy Group, Inc.*	8,055	430,298
REX American Resources Corp.*	1,728	113,374
RPC, Inc.*	3,980	10,507
SandRidge Energy, Inc.*	7,020	11,583
Select Energy Services, Inc. - Class A*[1]	6,800	26,112
Southwestern Energy Co.*[1]	116,110	272,858
SunCoke Energy, Inc.	15,960	54,583
SunPower Corp.*	6,630	82,941
Targa Resources Corp.	1,010	14,170
Trecora Resources*	1,300	7,982
Warrior Met Coal, Inc.	4,620	78,910
WPX Energy, Inc.*	15,960	78,204
		4,897,333
FINANCIAL — 23.1%
1st Source Corp.	5,102	157,346
ACNB Corp.	510	10,608
Air Lease Corp.	15,365	452,038
Allegiance Bancshares, Inc.	1,110	25,941
Ambac Financial Group, Inc.*	2,600	33,202
American Equity Investment Life Holding Co.	30,055	660,909
American National Bankshares, Inc.	306	6,402
American National Group, Inc.	1,750	118,178
American River Bankshares	1,300	12,948
Ameris Bancorp	2,085	47,496
AMERISAFE, Inc.	268	15,372
Argo Group International Holdings Ltd.	8,813	303,432
Associated Banc-Corp	15,833	199,812
Assured Guaranty Ltd.	4,555	97,841
Atlantic Capital Bancshares, Inc.*	3,890	44,152
Atlantic Union Bankshares Corp.[1]	14,383	307,365
Atlanticus Holdings Corp.*	1,150	13,685
B Riley Financial, Inc.	1,020	25,561
Banc of California, Inc.	10,990	111,219
BancFirst Corp.	464	18,950
Bancorp, Inc.*	1,870	16,157
BancorpSouth Bank	2,830	54,845
Bank of Commerce Holdings	2,000	13,940
Bank OZK[1]	10,000	213,200
BankFinancial Corp.	4,650	33,573

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2020

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
BankUnited, Inc.	6,380	$139,786
Banner Corp.	5,860	189,044
Bar Harbor Bankshares[1]	1,254	25,770
Berkshire Hills Bancorp, Inc.	10,016	101,262
Blucora, Inc.*	4,420	41,636
Boston Private Financial Holdings, Inc.	5,060	27,931
Bridge Bancorp, Inc.	510	8,889
Brighthouse Financial, Inc.*	480	12,917
Brookline Bancorp, Inc.	11,760	101,665
Business First Bancshares, Inc.	770	11,550
Byline Bancorp, Inc.	870	9,814
Cadence BanCorp	19,063	163,751
Camden National Corp.	1,051	31,766
Capital City Bank Group, Inc.	1,545	29,031
Capitol Federal Financial, Inc.	9,360	86,720
Capstar Financial Holdings, Inc.	1,130	11,085
Cathay General Bancorp	9,140	198,155
Central Pacific Financial Corp.	2,360	32,025
Central Valley Community Bancorp	880	10,868
Century Bancorp, Inc. - Class A	315	20,708
CIT Group, Inc.	7,175	127,069
Citizens & Northern Corp.	700	11,368
Citizens Holding Co.	520	11,658
Citizens, Inc.*[1]	2,910	16,121
City Holding Co.	1,419	81,749
Civista Bancshares, Inc.	1,096	13,722
CNB Financial Corp.	1,370	20,372
CNO Financial Group, Inc.	37,700	604,708
Codorus Valley Bancorp, Inc.	840	11,004
Columbia Banking System, Inc.	4,150	98,978
Community Bank System, Inc.	3,542	192,897
Community Trust Bancorp, Inc.	1,680	47,477
Compass Diversified Holdings	900	17,154
ConnectOne Bancorp, Inc.	4,250	59,798
Consumer Portfolio Services, Inc.*	2,560	8,448
Cowen, Inc. - Class A	4,550	74,029
CTO Realty Growth, Inc.	390	17,199
Customers Bancorp, Inc.*	5,780	64,736
CVB Financial Corp.	7,910	131,543
Dime Community Bancshares, Inc.	6,480	73,289
Donegal Group, Inc. - Class A	2,411	33,923
Eagle Bancorp, Inc.	1,307	35,015
Emclaire Financial Corp.	510	12,750
Employers Holdings, Inc.	5,540	167,585
Encore Capital Group, Inc.*	3,090	119,243
Enova International, Inc.*	1,720	28,191
Enstar Group Ltd.*	810	130,815

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Enterprise Financial Services Corp.	440	$11,999
Equity Bancshares, Inc. - Class A*	750	11,625
ESSA Bancorp, Inc.	2,148	26,485
EZCORP, Inc. - Class A*	13,280	66,798
FB Financial Corp.	672	16,881
FBL Financial Group, Inc. - Class A	7,680	370,176
Federal Agricultural Mortgage Corp. - Class C	1,328	84,540
Fifth Third Bancorp	1,472	31,383
Financial Institutions, Inc.	3,020	46,508
First Bancorp, Inc.	500	10,540
First BanCorp/Puerto Rico	69,150	360,963
First Bancshares, Inc.	566	11,869
First Bank/Hamilton NJ	1,300	8,060
First Busey Corp.	6,079	96,595
First Business Financial Services, Inc.	1,612	23,035
First Citizens BancShares, Inc. - Class A	110	35,066
First Commonwealth Financial Corp.	18,910	146,363
First Community Bankshares, Inc.[1]	1,620	29,241
First Financial Bancorp	14,233	170,867
First Financial Bankshares, Inc.[1]	5,430	151,551
First Financial Corp.	1,681	52,783
First Financial Northwest, Inc.	2,600	23,712
First Foundation, Inc.	2,520	32,936
First Horizon National Corp.	20,772	195,880
First Internet Bancorp	1,400	20,622
First Interstate BancSystem, Inc. - Class A	2,526	80,453
First Merchants Corp.	4,100	94,956
First Mid Bancshares, Inc.	732	18,263
First Midwest Bancorp, Inc.	15,440	166,443
First United Corp.	1,200	14,052
Flagstar Bancorp, Inc.	16,680	494,228
Flushing Financial Corp.[1]	5,360	56,387
FNB Corp.	16,462	111,612
Fulton Financial Corp.	43,510	405,948
Garrison Capital, Inc.	2,290	8,748
Genworth Financial, Inc. - Class A*	37,490	125,592
German American Bancorp, Inc.	787	21,359
Glacier Bancorp, Inc.	6,200	198,710
Global Indemnity Group LLC - Class A	2,730	56,757
Great Southern Bancorp, Inc.	2,015	72,983
Great Western Bancorp, Inc.	3,530	43,949
Griffin Industrial Realty, Inc.	190	10,156
Hancock Whitney Corp.	11,810	222,146
Hanmi Financial Corp.	3,860	31,691
Hanover Insurance Group, Inc.	1,200	111,816
HCI Group, Inc.	190	9,365
Heartland Financial USA, Inc.	2,500	74,988

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2020

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Heritage Commerce Corp.	1,140	$7,587
Heritage Financial Corp.	2,870	52,779
Heritage Insurance Holdings, Inc.	3,400	34,408
Hilltop Holdings, Inc.	13,347	274,681
Home Bancorp, Inc.	1,400	33,810
Home BancShares, Inc.[1]	2,160	32,746
HomeStreet, Inc.	8,950	230,552
Hope Bancorp, Inc.	3,157	23,946
Horace Mann Educators Corp.[1]	10,841	362,089
Horizon Bancorp, Inc.	2,261	22,813
Howard Bancorp, Inc.*	1,060	9,519
Independence Holding Co.	1,280	48,269
Independent Bank Corp.	1,763	92,346
Independent Bank Group, Inc.[1]	7,095	313,457
International Bancshares Corp.	16,140	420,608
Invesco Ltd.	3,240	36,968
Investors Bancorp, Inc.	6,520	47,335
Investors Title Co.	130	16,908
James River Group Holdings Ltd.	1,250	55,663
Janus Henderson Group PLC	8,530	185,272
Kearny Financial Corp.	14,272	102,901
Kemper Corp.	9,021	602,873
Kingstone Cos., Inc.	2,150	12,664
Lake Shore Bancorp, Inc.	790	10,586
Lakeland Bancorp, Inc.	5,725	56,964
Lakeland Financial Corp.	690	28,428
LCNB Corp.	1,000	13,650
Live Oak Bancshares, Inc.	475	12,032
LPL Financial Holdings, Inc.	1,020	78,203
Macatawa Bank Corp.	2,830	18,480
MBIA, Inc.*	1,640	9,938
McGrath RentCorp	3,635	216,610
Mercantile Bank Corp.	3,400	61,268
Meridian Bancorp, Inc.	2,280	23,598
Meridian Corp.	700	11,291
Meta Financial Group, Inc.	1,390	26,716
MGIC Investment Corp.	2,690	23,833
Midland States Bancorp, Inc.	2,900	37,265
MidWestOne Financial Group, Inc.	1,400	25,018
Mr Cooper Group, Inc.*	5,217	116,443
MVB Financial Corp.	1,300	20,761
National Western Life Group, Inc. - Class A	830	151,699
Navient Corp.	38,830	328,114
NBT Bancorp, Inc.	1,180	31,648
Nelnet, Inc. - Class A	7,550	454,888
Nicholas Financial, Inc.*	1,430	10,396
Nicolet Bankshares, Inc.*	1,095	59,798

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
NMI Holdings, Inc. - Class A*	3,395	$60,431
Northeast Bank	1,540	28,336
Northfield Bancorp, Inc.	3,400	31,008
Northrim BanCorp, Inc.	1,860	47,411
Northwest Bancshares, Inc.	17,480	160,816
OceanFirst Financial Corp.	7,938	108,671
OFG Bancorp	13,600	169,456
Old National Bancorp	40,566	509,509
Old Second Bancorp, Inc.	1,360	10,193
On Deck Capital, Inc.*	15,440	24,704
OneMain Holdings, Inc.	9,740	304,375
Oppenheimer Holdings, Inc. - Class A	1,120	24,998
Origin Bancorp, Inc.	520	11,107
Orrstown Financial Services, Inc.	780	9,984
Pacific Premier Bancorp, Inc.	16,330	328,886
PacWest Bancorp	1,220	20,838
Park National Corp.	70	5,737
Parke Bancorp, Inc.	763	9,110
Peapack-Gladstone Financial Corp.	2,455	37,193
PennyMac Financial Services, Inc.	4,100	238,292
Peoples Bancorp, Inc.	3,300	62,997
Pinnacle Financial Partners, Inc.	2,773	98,691
Piper Sandler Cos.	3,110	227,030
Popular, Inc.	7,240	262,595
PRA Group, Inc.*[1]	5,090	203,346
Preferred Bank/Los Angeles CA	390	12,527
Premier Financial Bancorp, Inc.	2,912	31,450
Premier Financial Corp.	3,094	48,189
Primerica, Inc.	1,050	118,797
ProAssurance Corp.	1,440	22,522
ProSight Global, Inc.*	1,000	11,340
Protective Insurance Corp.	2,500	32,825
Provident Financial Holdings, Inc.	2,320	27,608
Provident Financial Services, Inc.	17,820	217,404
QCR Holdings, Inc.	610	16,720
RBB Bancorp	820	9,299
RE/MAX Holdings, Inc. - Class A	700	22,911
Realogy Holdings Corp.*	44,040	415,738
Regional Management Corp.*	3,690	61,475
Renasant Corp.	9,703	220,452
Republic Bancorp, Inc. - Class A	1,110	31,258
Riverview Bancorp, Inc.	4,608	19,123
S&T Bancorp, Inc.	2,006	35,486
Safety Insurance Group, Inc.	870	60,108
Sandy Spring Bancorp, Inc.[1]	4,031	93,035
Seacoast Banking Corp. of Florida*	3,525	63,556
Selective Insurance Group, Inc.	2,123	109,313

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2020

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
ServisFirst Bancshares, Inc.	800	$27,224
Shore Bancshares, Inc.	1,630	17,897
Sierra Bancorp	2,760	46,340
Simmons First National Corp. - Class A	17,964	284,819
SmartFinancial, Inc.	770	10,464
South State Corp.	5,111	246,095
Southern National Bancorp of Virginia, Inc.	2,444	21,214
Southside Bancshares, Inc.	3,476	84,919
State Auto Financial Corp.	1,555	21,397
Sterling Bancorp	30,916	325,236
Stewart Information Services Corp.	3,360	146,933
Stifel Financial Corp.	6,920	349,875
Stock Yards Bancorp, Inc.	1,450	49,358
Summit Financial Group, Inc.	1,401	20,749
SuRo Capital Corp.[1]	1,620	17,561
Synovus Financial Corp.[1]	1,120	23,710
TCF Financial Corp.	11,483	268,243
Territorial Bancorp, Inc.	700	14,161
Texas Capital Bancshares, Inc.*	4,060	126,388
Third Point Reinsurance Ltd.*	14,940	103,833
Timberland Bancorp, Inc.	1,578	28,404
Tiptree, Inc.	10,380	51,381
Tompkins Financial Corp.	1,549	87,999
Towne Bank/Portsmouth VA	1,212	19,877
TriCo Bancshares	2,225	54,490
TriState Capital Holdings, Inc.*	1,090	14,432
Triumph Bancorp, Inc.*	730	22,732
TrustCo Bank Corp. NY	5,540	28,919
Trustmark Corp.[1]	6,890	147,515
Umpqua Holdings Corp.	22,284	236,656
United Bancorp, Inc.	830	10,425
United Bankshares, Inc.	5,256	112,846
United Community Banks, Inc.	5,450	92,269
United Fire Group, Inc.	4,910	99,771
Unity Bancorp, Inc.	1,003	11,615
Universal Insurance Holdings, Inc.	1,100	15,224
Univest Financial Corp.	5,490	78,891
Unum Group	1,950	32,819
Valley National Bancorp	14,843	101,675
Vericity, Inc.	1,120	11,424
Veritex Holdings, Inc.	2,260	38,488
Virtus Investment Partners, Inc.	220	30,503
Waddell & Reed Financial, Inc. - Class A1	2,570	38,165
Walker & Dunlop, Inc.	2,570	136,210
Washington Federal, Inc.	24,400	508,984
Waterstone Financial, Inc.	5,264	81,539
Watford Holdings Ltd.*	640	14,682

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Webster Financial Corp.	430	$11,356
WesBanco, Inc.	11,601	247,797
Westamerica BanCorp	640	34,784
Western New England Bancorp, Inc.	6,841	38,515
White Mountains Insurance Group Ltd.	80	62,320
Wintrust Financial Corp.	3,265	130,763
World Acceptance Corp.*[1]	580	61,219
WSFS Financial Corp.	4,266	115,054
		25,467,296
INDUSTRIAL — 17.4%
AAR Corp.	9,300	174,840
Acuity Brands, Inc.	160	16,376
Advanced Energy Industries, Inc.*	240	15,106
Aegion Corp.*	8,239	116,417
Air Transport Services Group, Inc.*	870	21,802
Alamo Group, Inc.	320	34,570
Altra Industrial Motion Corp.	1,120	41,406
American Outdoor Brands, Inc.*	2,767	36,054
American Woodmark Corp.*	160	12,566
Apogee Enterprises, Inc.	1,500	32,055
ArcBest Corp.	8,170	253,760
Arcosa, Inc.[1]	440	19,400
Ardmore Shipping Corp.	2,650	9,434
Armstrong Flooring, Inc.*[1]	9,860	34,017
Astec Industries, Inc.	4,407	239,080
Atlas Air Worldwide Holdings, Inc.*	7,480	455,532
Avnet, Inc.	2,250	58,140
AZZ, Inc.	1,200	40,944
Barnes Group, Inc.	8,350	298,429
Bel Fuse, Inc. - Class B	1,800	19,224
Belden, Inc.	810	25,207
Benchmark Electronics, Inc.	11,110	223,866
Boise Cascade Co.	9,500	379,240
Brady Corp. - Class A	2,145	85,843
Bristow Group, Inc.*	860	18,275
Builders FirstSource, Inc.*	1,030	33,599
CECO Environmental Corp.*	2,900	21,141
Chart Industries, Inc.*	1,865	131,054
Chicago Rivet & Machine Co.	510	11,016
CIRCOR International, Inc.*	2,720	74,392
Colfax Corp.*	19,490	611,206
Columbus McKinnon Corp.	3,350	110,885
Comfort Systems USA, Inc.	1,270	65,418
Comtech Telecommunications Corp.	5,080	71,120
Core Molding Technologies, Inc.*	2,200	19,492
Cornerstone Building Brands, Inc.*	1,690	13,486
Costamare, Inc.	18,340	111,324

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2020

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Covenant Logistics Group, Inc.*	2,872	$50,231
Curtiss-Wright Corp.	695	64,816
DHT Holdings, Inc.	17,020	87,823
Dorian LPG Ltd.*	10,441	83,632
Ducommun, Inc.*	3,192	105,081
DXP Enterprises, Inc.*	730	11,775
Dycom Industries, Inc.*	3,490	184,342
Eastern Co.	710	13,859
Eastman Kodak Co.*[1]	1,778	15,682
Echo Global Logistics, Inc.*	4,800	123,696
EMCOR Group, Inc.	680	46,043
Encore Wire Corp.	5,340	247,883
EnPro Industries, Inc.	1,550	87,435
ESCO Technologies, Inc.	3,630	292,433
FARO Technologies, Inc.*	400	24,392
Federal Signal Corp.	5,900	172,575
Fluor Corp.	1,140	10,043
Forterra, Inc.*	1,430	16,903
Fortress Transportation and Infrastructure Investors LLC	1,490	25,524
GasLog Ltd.[1]	5,320	14,417
Gates Industrial Corp. PLC*	2,060	22,907
GATX Corp.[1]	11,465	730,894
Gencor Industries, Inc.*	790	8,714
Generac Holdings, Inc.*[1]	1,815	351,457
Gibraltar Industries, Inc.*	3,130	203,888
Goldfield Corp.*	3,330	14,086
GrafTech International Ltd.	1,490	10,192
Granite Construction, Inc.[1]	3,345	58,905
Great Lakes Dredge & Dock Corp.*	11,980	113,930
Greenbrier Cos., Inc.	9,360	275,184
Greif, Inc. - Class A1	5,450	197,344
Griffon Corp.	11,810	230,767
Harsco Corp.*	4,240	58,978
Haynes International, Inc.	2,000	34,180
Heartland Express, Inc.	2,020	37,572
Hillenbrand, Inc.	3,237	91,801
Hub Group, Inc. - Class A*	10,360	520,020
Hurco Cos., Inc.	1,182	33,569
Hyster-Yale Materials Handling, Inc.	1,300	48,295
IES Holdings, Inc.*	470	14,932
II-VI, Inc.*	1,585	64,288
Insteel Industries, Inc.	900	16,830
International Seaways, Inc.	950	13,879
Intevac, Inc.*	2,230	12,287
Itron, Inc.*	380	23,081
JELD-WEN Holding, Inc.*	2,170	49,042

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Kadant, Inc.	280	$30,694
Kaman Corp.[1]	1,510	58,845
KBR, Inc.	2,220	49,639
Kennametal, Inc.	1,190	34,439
Kimball Electronics, Inc.*	6,850	79,186
Knowles Corp.*	19,110	284,739
L B Foster Co. - Class A*	770	10,333
Lawson Products, Inc.*	1,426	58,509
Limbach Holdings, Inc.*	4,120	44,084
Louisiana-Pacific Corp.	2,980	87,940
LSI Industries, Inc.	1,700	11,475
Lydall, Inc.*	3,088	51,076
Manitowoc Co., Inc.*	3,500	29,435
Marten Transport Ltd.	18,615	303,797
MasTec, Inc.*	1,840	77,648
Materion Corp.	5,120	266,394
Matson, Inc.	3,210	128,689
Matthews International Corp. - Class A	4,530	101,291
Moog, Inc. - Class A	3,390	215,367
MYR Group, Inc.*	3,390	126,040
National Presto Industries, Inc.	100	8,186
Navigator Holdings Ltd.*	6,990	58,436
Navios Maritime Acquisition Corp.	4,170	17,639
NL Industries, Inc.	4,900	20,825
NN, Inc.*	1,950	10,062
Northwest Pipe Co.*	830	21,962
O-I Glass, Inc.	9,760	103,358
Olympic Steel, Inc.	2,619	29,752
Orion Group Holdings, Inc.*	3,700	10,175
Overseas Shipholding Group, Inc. - Class A*	16,450	35,203
Owens Corning	1,020	70,186
PAM Transportation Services, Inc.*[1]	1,006	37,826
Park-Ohio Holdings Corp.	1,500	24,105
Perma-Pipe International Holdings, Inc.*	1,860	10,509
PGT Innovations, Inc.*	2,490	43,625
Plexus Corp.*[1]	5,605	395,881
Powell Industries, Inc.	1,210	29,197
Primoris Services Corp.	1,900	34,276
Regal Beloit Corp.	5,720	536,936
Rexnord Corp.	3,550	105,932
Ryder System, Inc.	530	22,387
Ryerson Holding Corp.*	6,620	37,933
Saia, Inc.*[1]	470	59,286
Sanmina Corp.*	22,890	619,174
Schneider National, Inc. - Class B1	2,550	63,061
Scorpio Bulkers, Inc.	790	11,186
Scorpio Tankers, Inc.	1,533	16,970

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2020

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
SEACOR Holdings, Inc.*	5,414	$157,439
Select Interior Concepts, Inc. - Class A*	5,520	38,088
SFL Corp. Ltd.	14,195	106,321
Smith & Wesson Brands, Inc.	8,905	138,206
SPX FLOW, Inc.*	4,440	190,121
Standex International Corp.	270	15,984
Steel Partners Holdings LP*	5,430	33,524
Sterling Construction Co., Inc.*	3,520	49,843
Summit Materials, Inc. - Class A*	10,980	181,609
SYNNEX Corp.	3,735	523,124
Teekay Tankers Ltd. - Class A*	1,180	12,791
Terex Corp.	4,910	95,058
Tetra Tech, Inc.	600	57,300
Timken Co.	730	39,581
TimkenSteel Corp.*	3,710	13,171
TopBuild Corp.*	4,870	831,260
Tredegar Corp.	9,622	143,079
TriMas Corp.*	5,340	121,752
Trinity Industries, Inc.	12,950	252,525
Trinseo S.A.	2,150	55,126
TTM Technologies, Inc.*	31,604	360,602
Tutor Perini Corp.*	4,960	55,205
U.S. Concrete, Inc.*	2,695	78,263
UFP Industries, Inc.	8,820	498,418
UFP Technologies, Inc.*	800	33,136
Universal Logistics Holdings, Inc.	1,410	29,413
USA Truck, Inc.*	1,940	18,333
Vishay Intertechnology, Inc.	35,940	559,586
Vishay Precision Group, Inc.*	2,700	68,364
Watts Water Technologies, Inc. - Class A	1,490	149,223
Welbilt, Inc.*	6,815	41,980
Werner Enterprises, Inc.	11,680	490,443
Willis Lease Finance Corp.*	1,980	36,531
WillScot Mobile Mini Holdings Corp.*	18,764	312,988
ZAGG, Inc.*	2,570	7,196
		19,130,594
TECHNOLOGY — 4.9%
Alithya Group, Inc. - Class A*	6,300	13,104
Allscripts Healthcare Solutions, Inc.*	14,020	114,123
Alpha & Omega Semiconductor Ltd.*	5,850	74,997
Ambarella, Inc.*	450	23,481
Amkor Technology, Inc.*	62,510	700,112
Amtech Systems, Inc.*	3,950	19,316
AstroNova, Inc.	2,150	17,243
Avaya Holdings Corp.*	1,360	20,672
Axcelis Technologies, Inc.*	430	9,460
AXT, Inc.*	7,790	47,675

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Brooks Automation, Inc.	480	$22,205
Cabot Microelectronics Corp.*	176	25,135
CACI International, Inc. - Class A*	2,390	509,452
CEVA, Inc.*	470	18,504
Cirrus Logic, Inc.*	720	48,564
Cloudera, Inc.*[1]	4,390	47,807
Cohu, Inc.	4,302	73,908
Computer Programs and Systems, Inc.	620	17,118
Conduent, Inc.*	3,530	11,225
CTS Corp.	1,720	37,892
Cubic Corp.	460	26,758
Digi International, Inc.*	7,800	121,914
Diodes, Inc.*	6,830	385,553
Donnelley Financial Solutions, Inc.*	5,020	67,067
DXC Technology Co.	1,240	22,134
Evolent Health, Inc. - Class A*	4,280	53,115
ExlService Holdings, Inc.*	410	27,048
FormFactor, Inc.*	2,196	54,746
GTY Technology Holdings, Inc.*	4,130	10,945
InnerWorkings, Inc.*	3,750	11,213
Insight Enterprises, Inc.*	9,580	542,036
inTEST Corp.*	2,690	12,105
Key Tronic Corp.*	3,400	33,490
Kulicke & Soffa Industries, Inc.	13,675	306,320
ManTech International Corp. - Class A	6,540	450,475
MKS Instruments, Inc.	160	17,477
MTS Systems Corp.	1,550	29,620
NetScout Systems, Inc.*	13,330	290,994
NextGen Healthcare, Inc.*	1,820	23,187
Onto Innovation, Inc.*	3,619	107,774
PDF Solutions, Inc.*	1,500	28,065
Perspecta, Inc.	1,140	22,173
Photronics, Inc.*	11,370	113,245
PlayAGS, Inc.*	2,930	10,372
Rambus, Inc.*	2,165	29,639
Rapid7, Inc.*	320	19,597
Science Applications International Corp.	267	20,938
Stratasys Ltd.*[1]	3,740	46,638
Super Micro Computer, Inc.*	1,200	31,680
Sykes Enterprises, Inc.*	10,827	370,392
Synaptics, Inc.*	1,160	93,287
TTEC Holdings, Inc.	570	31,093
Ultra Clean Holdings, Inc.*	2,220	47,641
Wayside Technology Group, Inc.	430	9,912
Xperi Holding Corp.	7,190	82,611
		5,403,247

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2020

	Number of Shares	Value
COMMON STOCKS (Continued)
UTILITIES — 0.5%
Ameresco, Inc. - Class A*	4,593	$153,406
Arch Resources, Inc.	2,200	93,456
Brookfield Renewable Corp. - Class A	5,010	293,586
Charah Solutions, Inc.*	4,120	12,649
		553,097
TOTAL COMMON STOCKS
(Cost $84,317,922)		101,689,938

PREFERRED STOCKS — 0.2%
CONSUMER, CYCLICAL — 0.2%
Qurate Retail, Inc. 8.00%, 3/15/2031*,[2]	274	26,989
WESCO International, Inc. 10.62%[2,3]	5,008	140,224
		167,213
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[2]	1,855	35,319

TOTAL PREFERRED STOCKS
(Cost $188,490)		202,532

EXCHANGE-TRADED FUNDS — 3.1%
Direxion Daily Retail Bull 3X Shares - ETF	668	144,582
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares - ETF	2,460	52,792
Direxion Daily Small Cap Bull 3X Shares - ETF[1]	20,970	641,682
Direxion Shares ETF Trust-Direxion Daily Regional Banks Bull 3x Shares - ETF	15,109	671,293
iShares Russell 2000 Value ETF	6,715	667,001
ProShares UltraPro Russell2000 - ETF	17,700	642,687
SPDR S&P Metals & Mining ETF	1,660	38,578
SPDR S&P Oil & Gas Equipment & Services ETF	967	27,037
SPDR S&P Regional Banking ETF[1]	16,760	597,997

TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,019,016)		3,483,649

	Number of Shares	Value
RIGHTS — 0.0%
CONSUMER, NON-CYCLICAL — 0.0%
Elanco Animal Health, Inc. *,7	3,800	$—

TOTAL RIGHTS
(Cost $0)		—

MONEY MARKET INVESTMENTS — 8.1%
Blackrock Liquidity Funds FedFund Portfolio - Institutional Class, 0.13%[4,5]	4,483,743	4,483,743
Federated Treasury Obligations Fund - Institutional Class, 0.01%[4,6]	4,396,798	4,396,798

TOTAL MONEY MARKET INVESTMENTS
(Cost $8,880,541)		8,880,541

TOTAL INVESTMENTS — 103.8%
(Cost $96,405,969)		114,256,660

Liabilities less other assets — (3.8)%		(4,161,259)

TOTAL NET ASSETS — 100.0%		$110,095,401

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $4,290,580 at September 30, 2020.

[2]	Callable.

[3]	Perpetual security; maturity date is not applicable.

[4]	Variable rate security; the rate shown represents the rate at September 30, 2020.

[5]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $4,483,743 at September 30, 2020.

[6]	All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 as of September 30, 2020.

[7]

Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs. See Note 2 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of As of September 30, 2020 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	12.0%
Retail	8.8%
Home Builders	5.2%
Commercial Services	4.7%
Insurance	4.7%
Diversified Financial Services	3.4%
Electronics	3.3%
Transportation	3.1%
Oil & Gas	2.9%
Savings & Loans	2.4%
Healthcare-Services	2.1%
Agriculture	2.1%
Semiconductors	2.1%
Engineering & Construction	2.0%
Distribution/Wholesale	2.0%
Computers	1.9%
Building Materials	1.8%
Chemicals	1.8%
Telecommunications	1.5%
Food	1.5%
Iron/Steel	1.4%
Miscellaneous Manufacturing	1.4%
Mining	1.3%
Hand/Machine Tools	1.1%
Auto Parts & Equipment	1.0%
Airlines	1.0%
Trucking & Leasing	1.0%
Software	1.0%
Household Products/Wares	1.0%
Media	0.9%
Energy-Alternate Sources	0.8%
Healthcare-Products	0.8%
Aerospace/Defense	0.8%
Forest Products & Paper	0.8%
Machinery-Diversified	0.7%
Entertainment	0.7%
Pharmaceuticals	0.7%
Electrical Components & Equipment	0.6%
Real Estate	0.6%
Apparel	0.6%
Metal Fabricate/Hardware	0.5%
Packaging & Containers	0.5%
Oil & Gas Services	0.5%
Electric	0.4%
Internet	0.4%
Leisure Time	0.4%
Machinery-Construction & Mining	0.4%
Home Furnishings	0.4%
Lodging	0.2%
Textiles	0.2%
Biotechnology	0.2%
Auto Manufacturers	0.2%
Coal	0.2%
Environmental Control	0.1%
Water	0.1%
Cosmetics/Personal Care	0.1%
Housewares	0.1%
Investment Companies	0.0%[1]
Advertising	0.0%[1]
Venture Capital	0.0%[1]
Office/Business Equipment	0.0%[1]
Pipelines	0.0%[1]
Food Service	0.0%[1]
Office Furnishings	0.0%[1]
Total Common Stocks	92.4%
Preferred Stocks	0.2%
Total Preferred Stocks	0.2%
Exchange-Traded Funds	3.1%
Rights	0.0%
Money Market Investments	8.1%
Total Investments	103.8%
Liabilities less other assets	(3.8)%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2020

ASSETS:
Investments in securities, at value (cost $96,405,969)	$114,256,660	(1)
Cash held at broker	318,183
Cash	5,281
Receivables:
Securities sold	484,832
Fund shares issued	3,700
Dividends and interest	77,815
Securities lending income	3,510
Due from Adviser	15,571
Prepaid expenses and other assets	21,759
Total assets	115,187,311

LIABILITIES:
Collateral due to broker for securities loaned	4,483,743
Payables:
Securities purchased	398,890
Fund shares redeemed	106,783
Due to Trustees	4,350
Due to Adviser	46,565
Fund accounting and administration fees and expenses	7,840
Transfer agent fees	4,968
Custody fees	4,439
Accrued other expenses	34,332
Total liabilities	5,091,910

NET ASSETS	$110,095,401

COMPONENTS OF NET ASSETS:
Paid-in capital	$96,049,589
Total distributable earnings	14,045,812
NET ASSETS	$110,095,401

Shares outstanding, no par value (unlimited shares authorized)	8,044,464

Net asset value, offering and redemption price per share	$13.69

(1)	Includes securities on loan of $4,290,580 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2020

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $754)	$2,277,921
Securities lending income	71,980
Interest	36,945
Total investment Income	2,386,846

Expenses
Investment advisory fees	706,409
Fund accounting and administration fees and expenses	90,394
Custody fees	55,921
Transfer agent fees	50,806
Registration fees	48,461
Professional fees	47,007
Litigation expenses	39,629
Shareholder reporting fees	12,496
Trustees’ fees and expenses	8,075
Insurance fees	7,054
Miscellaneous expenses	4,883
Total expenses	1,071,135
Fees waived/expenses reimbursed by the Adviser	(183,816)
Net expenses	887,319
Net investment income	1,499,527

Net Realized and Unrealized Loss on Investments and Purchased Options Contracts
Net realized loss on:
Investments	(414,220)
Purchased options contracts	(1,983,956)
Net realized loss	(2,398,176)
Net change in unrealized appreciation/depreciation on investments	(26,687,497)
Net realized and unrealized loss on investments and purchased options contracts	(29,085,673)

Net Decrease in Net Assets from Operations	$(27,586,146)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$1,499,527	$2,084,517
Net realized gain (loss) on investments and purchased options contracts	(2,398,176)	6,586,904
Net change in unrealized appreciation/depreciation on investments	(26,687,497)	(45,482,592)
Net decrease in net assets resulting from operations	(27,586,146)	(36,811,171)

Distributions to Shareholders	(4,225,722)	(25,403,220)

Capital Transactions
Proceeds from shares issued	30,125,854	47,662,209
Reinvestment of distributions	4,218,469	25,351,366
Cost of shares redeemed	(74,886,844)	(131,369,255)
Net decrease resulting from capital transactions	(40,542,521)	(58,355,680)

Total decrease in net assets	(72,354,389)	(120,570,071)

Net Assets:
Beginning of year	182,449,790	303,019,861
End of year	$110,095,401	$182,449,790

Capital Share Activity
Shares issued	2,375,404	2,981,484
Shares reinvested	251,368	1,576,695
Shares redeemed	(5,597,636)	(7,875,451)
Net decrease in capital shares	(2,970,864)	(3,317,272)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Financial Highlights

For a capital share outstanding throughout each year
	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Net asset value, beginning of year	$16.56	$21.14	$19.69	$16.64	$14.98
Income (Loss) from Investment Operations:
Net investment income	0.16	0.17	0.15	0.12	0.14
Net realized and unrealized gain (loss) on investments	(2.61)	(2.92)	1.54	3.04	1.65
Total from investment operations	(2.45)	(2.75)	1.69	3.16	1.79

Less Distributions:
From net investment income	(0.19)	(0.15)	(0.16)	(0.11)	(0.13)
From net realized gain	(0.23)	(1.68)	(0.08)	—	—
Total distributions	(0.42)	(1.83)	(0.24)	(0.11)	(0.13)

Net asset value, end of year	$13.69	$16.56	$21.14	$19.69	$16.64

Total return	(15.24)%	(12.70)%	8.62%	19.06%	12.01%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$110,095	$182,450	$303,020	$301,760	$261,222

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.76%[1]	0.67%[2]	0.65%[2]	0.66%	0.68%
After fees reimbursed by the Adviser	0.63%[1]	0.60%[2]	0.60%[2]	0.60%	0.60%
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.93%	0.86%	0.69%	0.58%	0.84%
After fees reimbursed by the Adviser	1.06%	0.93%	0.74%	0.64%	0.92%

Portfolio turnover rate	69%	47%	46%	42%	39%

[1]	If litigation expenses had been excluded, the expense ratios would have been lowered by 0.03% for the year ended September 30, 2020.

[2]	Ratio of interest expense to average net assets was less than 0.005%.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Notes to Financial Statements

As of September 30, 2020

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of September 30, 2020:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Basic Materials	$5,810,397	$—	$—		$5,810,397
Communications	3,131,755	—	—		3,131,755
Consumer, Cyclical	22,866,436	56,230	—		22,922,666
Consumer, Non-Cyclical	14,373,553	—	—		14,373,553
Energy	4,897,333	—	—		4,897,333
Financial	25,467,296	—	—		25,467,296
Industrial	19,130,594	—	—		19,130,594
Technology	5,403,247	—	—		5,403,247
Utilities	553,097	—	—		553,097
Preferred Stocks
Consumer, Cyclical	167,213	—	—		167,213
Industrial	35,319				35,319
Exchange-Traded Funds	3,483,649	—	—		3,483,649
Rights	—	—	—	*	—
Money Market Investments	8,880,541	—	—		8,880,541
Total Investments in Securities	$114,200,430	$56,230	$—		$114,256,660

*	The Adviser valued these holdings at $0 as of September 30, 2020.

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount over the life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2020

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2017-2020), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended September 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, all relevant facts and circumstances are considered, including the creditworthiness of the borrower. The loans are made only to firms deemed to be of good standing, and when the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At September 30, 2020, the value of securities loaned by the Fund was $4,290,580 and the Fund received cash collateral of $4,483,743. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Option Contracts – An option is an agreement whereby for a premium or fee, one party gains the right to buy (or sell) the underlying asset from the other party at a specified price on or after a specified date. The Fund may lose the value of the premium paid if the underlying asset does not change in price sufficiently and the Fund chooses not to exercise the option before it expires. The Fund may buy options on individual equities as a potentially cost effective way to gain exposure to these securities and possibly acquire or dispose of the underlying securities. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost-effective way to gain exposure to these indexes. The Fund held no option contracts as of September 30, 2020.

(g)

Asset Coverage for Options Positions – The Fund is required to deposit and maintain margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. The amount of such collateral as of September 30, 2020 is denoted in the Fund’s Schedule of Investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2020

(h)

GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. As of September 30, 2020, the Fund had no open derivative instruments and therefore there was no impact to the Statement of Assets and Liabilities. The limited use of derivatives by the Fund during the year ended September 30, 2020 was related to purchased equity and index options and resulted in a net realized loss of $1,983,956, which is reflected on the Statement of Operations. The Fund had purchased option transactions during the year ended September 30, 2020, however, due to the timing of these transactions, the average monthly notional amount for the Fund was $0.

For the year ended September 30, 2020, the Fund’s purchases and sales of option contracts were as follows:

Purchases	Sales
$4,804,078	$2,820,122

(i)

GAAP requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets through January 31, 2021. For the year ended September 30, 2020, the Fund accrued $706,409 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and reimbursed expenses in the amount of $183,816.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver or reimbursement. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of September 30, 2020, reimbursements that may potentially be made by the Fund to the Adviser total $495,247, which expire as follows:

September 30, 2021	$147,633
September 30, 2022	$163,798
September 30, 2023	$183,816

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. UMB Distribution Services, LLC, an affiliate of UMBFS, serves as the Fund’s distributor. On October 31, 2020, the Fund’s distribution agreement with UMB Distribution Services, LLC, expired in accordance with its terms. Effective November 1, 2020, the Fund became self-distributed. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2020

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2020, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$99,849,130
Gross Unrealized Appreciation	$26,259,539
Gross Unrealized Depreciation	(11,852,009)
Net Unrealized Appreciation	$14,407,530

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2020, permanent differences in book and tax accounting, primarily due to equalization, have been reclassified between paid-in capital and total distributable earnings as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$1,546	$(1,546)

As of September 30, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$247,563
Undistributed Long-term Gains	—
Other Accumulated Losses	(609,281)
Unrealized Appreciation on Investments	14,407,530
Total Distributable Earnings	$14,045,812

As of September 30, 2020, the Fund has a net short-term non-expiring capital loss carryover of $602,355. Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

The tax character of distributions paid during the fiscal years ended September 30, 2020 and September 30, 2019 were as follows:

	September 30, 2020	September 30, 2019
Distributions Paid From:
Ordinary Income	$1,789,630	$1,961,219
Long-term Capital Gains	2,436,092	23,442,001
Total Distributions	$4,225,722	$25,403,220

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2020

5. Investment Transactions

For the year ended September 30, 2020, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 95,046,166	$ 136,467,259

6. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements through the date of issuance of these financial statements.

Vericimetry Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of Vericimetry U.S. Small Cap Value Fund and
Board of Trustees of Vericimetry Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vericimetry Funds comprising Vericimetry U.S. Small Cap Value Fund (the “Fund”), as of September 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers or by other auditing procedures as appropriate in the circumstances. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2011.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 30, 2020

Vericimetry Funds

Expense Example

For the Six Months Ended September 30, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value April 1, 2020	Ending account value September 30, 2020	Expenses paid during the period ended September 30, 2020*
Actual Example	$ 1,000.00	$ 1,236.50	$ 3.75
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,021.65	3.39

*	Expenses are equal to the Fund’s annualized expense ratio of 0.67% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period).

Vericimetry Funds

Other Information (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A list of the Fund’s quarter-end holdings is also available at www.vericimetryfunds.com and upon request on or about 80 days following each quarter and remains available on the website until the list is updated in the subsequent quarter.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

The recent global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact to the Fund’s operations and performance.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Tax Information

For the year ended September 30, 2020, the Fund designates $2,436,092 as a 20% rate gain distribution for purposes of the dividends paid deduction.

For the year ended September 30, 2020, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended September 30, 2020, 100.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Vericimetry Funds

Board Approval of Investment Management Agreement

(Unaudited)

At a meeting held on September 22, 2020 (the “Meeting”), the Board of Trustees (“Board”), including a majority of the independent trustees, met to consider, among other matters, the renewal of the investment management agreement (the “Investment Management Agreement”) between the Adviser and the Fund.

In considering the renewal of the investment advisory agreement between the Fund and the Adviser (the “Investment Management Agreement”), the Board considered written and oral responses provided by the Adviser to an information request letter submitted by Fund Counsel.

The Board specifically evaluated information provided in relation to the approval of the Investment Management Agreement including details about: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) the management fee and expense ratio of the Fund; (v) potential fall-out benefits to the Adviser from its relationship to the Fund; and (vi) other general information about the Adviser.

The Board reviewed the background information of the Adviser’s key investment personnel, taking into consideration their education and financial industry experience. The Board discussed the Adviser’s investment process and expressed its satisfaction with the Adviser’s processes for risk management, broker selection, business continuity and monitoring compliance with the Fund’s investment limitations. The Board noted that while the Fund outperformed its peer group for the 1-, 3- and 5- year periods included in the questionnaire response, it underperformed its benchmark index over those same periods. The Board concluded that the Adviser had provided, and was likely to continue to provide, high quality services to the Fund for the benefit of the shareholders.

The Board compared the Fund’s investment advisory fee and expense ratio to investment advisory fees and expense ratios of the Peer Group. The Board noted that the Fund’s investment advisory fee of 0.50% was slightly higher than the advisory fee for the Fund’s peer group (0.48%) and lower than the Morningstar category average of 0.78%. They also noted that the Fund’s net expense ratio of 0.61% was higher than that of the Fund’s peer group (0.51%), but lower than the Morningstar category average of 1.22%. The Board also noted the expense limitation agreement in effect for the Fund. The Board, upon reviewing the Adviser’s explanation for the fee structure in place, agreed that the fees selected were appropriate and reasonable in relation to the services to be provided. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

The Board reviewed the reported level of profitability realized by the Adviser from its relationship to the Fund, noting that the Adviser reported a pre-tax profit of approximately 34%. After discussion, the Board concluded that the level of profit reported was not excessive.

In terms of potential “fall out” benefits to the Adviser from its relationship to the Fund, the Board noted that the Adviser does not engage in the use of soft dollars. The Board discussed economies of scale, noting that no such economies of scale were achieved at this point given the low asset base of the Fund. The Board agreed that the matter of economies of scale would be revisited at the next renewal of the advisory agreement and as the Fund’s size increases.

The Board then concluded its evaluation and without assigning particular weight to any single conclusion, approved the renewal of the Investment Management Agreement for the Fund.

Vericimetry Funds

Trustees and Officers

September 30, 2020 (Unaudited)

Interested Trustee and Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Mendel Fygenson, Ph.D.(2) 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 63	Chairman, President, Secretary, & Trustee	Trustee since March 2016. Other positions since April 2016.	Professor (Emeritus), University of Southern California ( 2020- Present); Professor, University of Southern California (1995 – 2019); Consultant, Divine Analytics (2008 – Present); Chief Executive Officer, Vericimetry Advisors LLC (2014 – Present).	1	None
Independent Trustees
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Brian K. Wing 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 53	Trustee	Since August 2013.

President and Chief Financial Officer, VisionPoint Advisory Group (November 2019 to present); Chief Financial Officer, AlliedBioScience (June 2018 to May 2019); Chief Operating Officer, WorldVentures Marketing, LLC, Plano, Texas (December 2016 – June 2018); Senior Vice President and Chief Financial Officer, Ryan LLC (tax services firm), Dallas, Texas (May 2016 – 2016); Chief Financial Officer, HYLA Mobile, Irving, Texas (2013 – 2015); Chief Financial Officer, Treasurer and Senior Vice President (Operations), Consolidated Electrical Distributors, Inc., Irving, Texas (2009 – 2013); Executive Vice President, Corporate Development, MGA Entertainment, Inc., Van Nuys, California (2008 – 2009).

				1	None
Chad Lasdon 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 42	Trustee	Since March 2016.	Vice President and Relationship Manager, Manufacturers Bank (2016-Present); Vice President and Relationship Manager, Bank of the West (2013 – 2016); Senior Vice President – Capital Markets, BentleyForbes (2008 – 2013).	1	None

Vericimetry Funds

TRUSTEES AND OFFICERS (Continued)
September 30, 2020 (Unaudited)

Independent Trustees (Continued)
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Paul Karapetian 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 43	Trustee	Since March 2016.	Principal, Stoic Realty Advisors, Inc. (2020 - Present); Senior Vice President, IDS Real Estate Group (2006 – 2019)	1	None

Officers
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen
Christopher Thomas 1968 North Lake Avenue, # 303 Altadena, CA 91001 Age: 63	Chief Compliance Officer	Since September, 2014.	Chief Compliance Officer (2014-present); Chief Compliance Officer, First Pacific Advisors, LLC, (2005-2014), Vice President, Controller, Fund Assistant Treasurer, First Pacific Advisors, LLC, (1995 -2005).	1
Michael Thill 235 W. Galena Street, Milwaukee, WI 53212 Age: 42	Treasurer	Since October 2017.	Lead Administrator and Officer (2007- present) and other positions (2000-2007) at UMB Fund Services, Inc.	1

(1)

Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

(2)	Dr. Fygenson is considered an interested Trustee of the Trust, within the meaning of the 1940 Act, because of his affiliation with Vericimetry.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-755-7550 or visit www.vericimetryfunds.com.

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Vericimetry U.S. Small Cap Value Fund

www.vericimetryfunds.com

Item 2. Code of Ethics.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of this code of ethics is attached hereto as an Exhibit.

There were no substantive amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description. The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. Brian Wing is an audit committee financial expert serving on its audit committee and that Mr. Wing is independent.

Item 4. Principal Accountant Fees and Services.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below:

	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
Audit Fees	$14,000	$14,000
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$3,000
All Other Fees	$0	$0

The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants. For the year ended September 30, 2020, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders.

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for the principal executive and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Fund

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	December 4, 2020

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	December 4, 2020